Convertible Notes and Accrued Interest Payable - Schedule of Notes Payable (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)
Note payable bearing interest rate		12.00%	12.00%
Note Payable Bearing Interest at 8% [Member]
Note payable bearing interest rate	8.00%	8.00%	8.00%
Note Payable Bearing Interest at 5% [Member]
Note payable bearing interest rate	5.00%	5.00%	5.00%
Note Payable Bearing Interest at 5% [Member] | Canadian Currency [Member]
Debt	$ 30,000			$ 30,000
Note Payable Bearing Interest at 12% [Member]
Note payable bearing interest rate	12.00%	12.00%	12.00%
Debt		$ 30,000	$ 30,000
Note Payable [Member]
Note payable maturity date	Jun. 23, 2021	Jun. 23, 2021
Note Payable One [Member]
Note payable maturity date	Dec. 26, 2020	Dec. 26, 2020